Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

NOTE 6: – EQUITY

Recapitalization and Reverse Acquisition

On October 30, 2025, the Company completed its merger with Kadimastem Ltd. (“Kadimastem”), changing its name to NewcelX Ltd. For accounting purposes, Kadimastem was determined to be the accounting acquirer, and historical share capital for all periods prior to the Merger Date reflects the recapitalization using the 0.706 exchange ratio. For additional information regarding the Merger, please refer to Note 1.

Common Shares and April 2026 PIPE Financing

As of June 30, 2026, the Company has 5,383,871 common shares issued and outstanding with a par value of CHF 0.05 per share.

In April 2026, the Company entered into a Private Investment in Public Equity (“PIPE”) securities purchase agreement with accredited investors. Pursuant to the agreement, the Company issued 490,907 Common Shares (or pre-funded warrants in lieu thereof) at a purchase price of $2.75 per share, resulting in gross proceeds of $1.35 million, before deducting offering expenses. Additionally, the Company issued common warrants to purchase up to an additional 687,270 common shares at an exercise price of $3.025 per share, with a term of five years from the date of issuance. The terms of the Offering have triggered adjustment mechanisms that resulted in updates to the conversion prices and the number of shares underlying certain of the Company’s outstanding preferred shares and warrants (see “Deemed Dividends and Down Round Provisions” below). The Offering closed on April 27, 2026.

During January 2026, an investor exercised 250,000 Pre-Funded Warrants into 250,000 Common Shares for a nominal exercise price (CHF 0.05 per share).

On April 30, 2026 , holders of Preferred Shares and PPCs converted 662 Preferred Shares and 9,945 PPCs into 63,640 Common Shares.

Deemed Dividends and Down Round Provisions

The Company has issued and outstanding preferred shares, PPCs and warrants to purchase common shares that were originally issued by NLS Pharmaceutics Ltd. in historical transactions prior to the merger with Kadimastem Ltd. and that include down-round provisions. During the six months ended June 30, 2026, these legacy down-round provisions were triggered in connection with the closing of the April 2026 PIPE Offering, in which the Company issued common shares (or pre-funded warrants in lieu thereof) at an effective purchase price of $2.75 per share (the “April 2026 Trigger”).

The April 2026 Trigger resulted in the reduction of the effective conversion price of these legacy NLS outstanding Preferred Shares and PPCs from $16.50 to $2.75 per share. The aggregate number of Common Shares issuable upon conversion of the outstanding Preferred Shares and PPCs pre- and post-modification was 61,855 and 371,130, respectively.

The April 2026 Trigger also impacted certain legacy outstanding warrants issued by NLS prior to the Merger. For the warrants issued in connection with the March and June 2025 offerings, the full down-round protection feature was triggered, resulting in a reduction of the exercise price from $18.00 to $2.75 per share alongside an adjustment that resulted in an increase of 655,373 additional underlying warrant shares. For the remaining 54,852 warrants issued in connection with the October 2024 NLS offering, the adjustment mechanism resulted solely in a reduction of the exercise price from $18.00 to $2.75 per share with no adjustment to the number of underlying warrant shares.

The Company determined the incremental value provided to the preferred shareholder for the reduction in the conversion price from $16.50 to $2.75 using a Black-Scholes model to determine the fair value of the Preferred Shares outstanding before and after the modification to the conversion price caused by the April 2026 Trigger. Further, the Company determined the incremental value provided to the warrant holders for the reduction in the exercise price from $18.00 to $2.75. The incremental values computed using the Black-Scholes model on the pre-Merger NLS Preferred Shares and warrants were $636,507 and $2,051,652, respectively, or a total of $2,688,159. The Black-Scholes model incorporates the following inputs: expected term 0.5 – 4.16 years, risk free rate 3.72% - 3.89%, share price $3.87, volatility 88.56% - 117.25%, and dividends of 0.00%.

Preferred Shares and Preferred Participation Certificates (PPCs)

As of June 30, 2026, the Company had 4,367 Preferred Shares and 46,884 Preferred Participation Certificates (“PPCs”) outstanding with a par value of CHF 0.05 per share convertible to 307,506 common shares.

Pursuant to the Company’s articles of association, Preferred Shares and PPCs accrue dividends on the stated value at a rate of 8%. As of June 30, 2026, the aggregate liquidation preference of the preferred shares and PPCs was $1,094,027.

During the six-month period ended June 30, 2026, holders converted 662 Preferred Shares and 9,945 PPCs into 63,640 Common Shares.

Pre-Funded Warrants

As of June 30, 2026, the Company had 828,755 pre-funded warrants outstanding exercisable for a nominal exercise price (CHF 0.05 per share), following the exercise of 250,000 units during January 2026 and the issuance of pre-funded warrants in connection with the April 2026 PIPE Offering. These nominal pre-funded warrants are considered in-substance common stock and are exercisable at any time. Additionally, as of June 30, 2026, the Company had 25,342 pre-funded warrants outstanding with an exercise price of $10.1 per share. All shares issued upon exercise of any pre-funded warrants are fully paid and non-assessable.

Warrants

As of June 30, 2026, the Company had 828,407 warrants outstanding issued in connection with the 2024 and 2025 offerings, with an exercise price of $2.75 per share, expiring at various dates between October 2029 and June 2030. The exercise prices and underlying share quantities of certain 2025 and 2024 warrants reflect down-round adjustments triggered by the April 2026 PIPE Offering (see “Deemed Dividends and Down Round Provisions” above).

In addition, as of June 30, 2026, the Company had 687,270 warrants outstanding issued in connection with the April 2026 PIPE Offering, with an exercise price of $3.025 per share, expiring in April 2031, as well as 51,571 legacy and placement agent warrants outstanding, with exercise prices ranging from $36 to $2,075 per share, expiring at various dates through October 2030.

Equity Incentive Plans and Stock Options

During the six months ended June 30, 2026, the Company granted 16,152 stock options under its equity incentive plan with an exercise price of $6.00 per share. These options vest in equal quarterly installments over a three-year period.

For the six months ended June 30, 2026, the Company recognized $284 thousand in share-based compensation expense.